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                HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
            NATIONS OUTLOOK VARIABLE ANNUITY (SERIES II, IIR AND III)
          HUNTINGTON HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
            CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
                WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                         HARTFORD LEADERS SELECT OUTLOOK

                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101954

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

     - NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337